Convertible Notes Payable and Oayable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 01, 2021
Accrued Interest	$ 28,673	$ 24,196
Interest Expense	21,727	10,702
Total Convertible And Other Notes Payable	3,589,931	953,001
Notes Payable For Related Parties	3,505,931	805,001
Total Principal And Accrued Interest Amount	$ 372,988
Conversion Price Per Shares	$ 0.25
Interest Waived			$ 45,875
Repayment Of Debt	$ 150,000
Dr. Stephen T
Received Funding	214,420	$ 373,976
Ainos KY [Member]
Received Funding	$ 3,000,000